Assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of assets classified as held for sale

€’000
January 1, 2023	-
Reclassification from property, plant and equipment, net	833
December 31, 2023	833